Investment Strategy - John Hancock Global Senior Loan ETF	Aug. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. Under normal market conditions, the fund invests at least 80% of its assets (plus any borrowings for investment purposes) in a diversified portfolio of Senior Loans (as defined below). “Senior Loans” are investments in originated first and second lien loans, delayed draw term loans, revolving credit facilities, and club deals and will include, but are not limited to, senior secured floating rate bank loans. These types of investments are called “senior loans” because they are generally secured by a borrower’s assets pursuant to a first or second priority or “senior” lien, ranking above unsecured and subordinated bonds. Such loans pay a coupon and repay the bulk of principle at maturity. This means that the asset class has little or no interest rate duration. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s commitments in connection with a portion of the loans in which it invests may be unfunded. The fund may invest, without limitation, in high yield investments (commonly referred to as junk bonds), that are rated below investment grade by Moody’s Investors Services, Inc. or equivalently rated by Standard & Poor’s Rating Services, Fitch Ratings, Kroll Bond Rating Agency or DBRS Morningstar or, their unrated equivalents as determined to be of comparable credit quality by the fund’s manager. The fund may invest in instruments denominated in foreign currencies. The fund may also invest in U.S. dollar-denominated instruments of foreign issuers. The fund currently expects to invest at least 40% of its assets in non-U.S. securities, representing issuers economically tied to a number of European countries. The percentage of assets invested in non-U.S. securities will vary over time. The fund may also invest in collateralized loan obligations, corporate debt securities, (investment grade and high yield), and cash and cash equivalents. The fund may engage in derivatives transactions for hedging, risk management and/or efficient portfolio management purposes. Derivative instruments in which the fund may invest include credit default swap and total return swap agreements, interest rate swaps, foreign currency forward contracts, futures and options. Derivative instruments may magnify the fund’s gains and losses. The fund does not employ the use of leverage. The fund may trade investments actively.